Reconciliation of profit to cash generated from operations (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure Of Reconciliation Of Profit To Operating Activities [Abstract]
Summary of profit reconciled to cash generated from continuing and discontinued operations
Profit for the year is reconciled to cash generated from continuing and discontinued operations as follows:

	2021	2020	2019
	$m	$m	$m
Profit for the year attributable to shareholders	1,508	961	1,108
Net finance costs	146	144	70
Share of (profit)/loss after tax of associates	(1)	2	(2)
Gain on disposal of interests in associates and other investments	—	(7)	(3)
Impairment of interests in associates	—	22	9
Tax charge	253	307	267
Loss/(gain) on disposal and closure of businesses and impairment of assets held for sale	184	3	(53)
Amortization of acquired intangible assets	134	130	110
Amortization of non-acquired intangible assets	39	35	31
Depreciation and impairment of right of use assets	254	278	—
Depreciation and impairment of property, plant and equipment	136	159	147
Gain on disposal of property, plant and equipment, and assets held for sale	(3)	(3)	(7)
(Increase)/decrease in inventories	(825)	19	(172)
(Increase)/decrease in trade and other receivables	(769)	210	(132)
Increase/(decrease) in trade and other payables	1,023	(9)	227
Decrease in provisions and other liabilities	(57)	(25)	(25)
Share-based payments	71	26	34
Cash generated from operations	2,093	2,252	1,609